Other Income and Expense, net	12 Months Ended
Dec. 31, 2015
Other Income and Expense, net

Note 16 Other Income and Expense, net

	Year Ended December 31,
	2013	2014	2015
Interest income	$90	$103	$121
Interest on long-term debt	$(3,605)	$(3,251)	$(13,732)
Amortization of financing costs and loan discount	(4,127)	(494)	(1,806)
Bank charges and other finance costs	(222)	(252)	(396)

Interest and finance costs	$(7,954)	$(3,997)	$(15,934)
Foreign currency exchange transaction gains (losses), net	$296	$(1,757)	$(2,190)
Foreign currency contract (losses) gains, net	(39)	326	2,510
Dividend income	225	—	—
Other	3	—	4

Other, net	$485	$(1,431)	$324

Total other expense, net	$(7,379)	$(5,325)	$(15,489)